Stock Incentive Plans (Detail Textuals) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock Incentive Plans [Abstract]
Options to purchase shares of common stock outstanding		1,300,000
Common stock available for future grants or awards		8,200,000
Term of plan		10 years
Vesting period		3 years
Number of options granted	232,000	232,000	1,039,000
Unrecognized compensation cost related to unvested stock options	$ 410,000	$ 500,000
Unrecognized compensation cost related to unvested stock options, recognition period	9 months 18 days	1 year 9 months 18 days
Intrinsic value of options outstanding	$ 0	$ 0
Intrinsic value of options exercisable	$ 0	0
Options outstanding exercise price	$ 0.13
Total grant date fair value of options vested		$ 60,000	$ 120,000